Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Jan. 23, 2016	Jul. 25, 2015
Payables and Accruals [Abstract]
Accrued salary, wages and related expenses	$ 223.4	$ 176.9
Accrued operating expenses	145.1	202.1
Sales and other taxes payable	17.5	14.2
Other	33.9	10.0
Total accrued expenses and other current liabilities	$ 419.9	$ 403.2